Assets Held For Sale and Other Current Assets - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018
Other expenses [member]
Asset held for sale and discontinued operations [line items]
Gain losses due to changes in fair value of assets held for sale	$ 23	$ 30